Income Taxes - Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Income tax benefit at PRC statutory rate	¥ (2,245,608)	$ (326,610)	¥ (936,124)	¥ (765,234)
Effect of differing tax rates in different jurisdictions	172,111	25,033	(35,888)	5,248
Non-deductible expenses	380,327	55,316	171,784	69,065
Deemed income	0	0	0	230,891
Research and development super-deduction	(40,466)	(5,886)	(10,746)	(10,746)
Effect of PRC preferential tax rates and tax holiday	709,165	103,144	320,114	179,266
Other adjustments	(51,451)	(7,483)	10,393	17,025
Change in valuation allowance	1,154,723	167,947	472,902	287,573
Income tax expense/(benefit)	¥ 78,801	$ 11,461	¥ (7,565)	¥ 13,088